Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets1 [Abstract]
Schedule of Other Assets
Following is a summary of other assets:

	December 31,
	2025	2024
Accounts receivable financial instruments	5,480	2,996
Prepaid expenses	1,173	3,342
Prepaid fees and commissions	567	468
IT projects under development	9,755	5,113
Improvement project under development	1,710	709
Severance fund	2,934	2,508
Other	6,965	1,914
Total	28,584	17,050